U.S. Large Cap Growth Portfolio
U.S. Large Cap Growth Portfolio
INVESTMENT OBJECTIVE
The investment objective of the U.S. Large Cap Growth Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Cap Growth Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	U.S. Large Cap Growth Portfolio Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		U.S. Large Cap Growth Portfolio Institutional Class
Management Fee		0.17%
Other Expenses		0.11%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.29%
Fee Waiver and/or Expense Reimbursement	[2]	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20%
[1]	Since the "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, and therefore, the amounts listed in "Total Annual Fund Operating Expenses" will differ from those presented in the Financial Highlights.
[2]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio on an annualized basis, to 0.20% of the average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date.

Example
This Example is meant to help you compare the cost of investing in the U.S. Large Cap Growth Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Large Cap Growth Portfolio Institutional Class	30	74	122	264

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. For the period December 20, 2012 (commencement of operations) to October 31, 2013, the U.S. Large Cap Growth Portfolio’s portfolio turnover rate was 10% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Large Cap Growth Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high expected profitability and valuation ratios relative to other U.S. large cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Companies are considered to have high valuation ratios primarily because a company’s shares have a high market value in relation to their book value (a “market to book ratio”) when compared with other U.S. large cap companies. In assessing high valuation ratio companies, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. Securities of companies that have high valuation ratios are often considered to be growth stocks. In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Growth Portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Large Cap Growth Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2013, the market capitalization of a large cap company was $3,522 million or above. This dollar amount will change due to market conditions.

The U.S. Large Cap Growth Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Large Cap Growth Portfolio may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the U.S. Large Cap Growth Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Investment Strategy Risk: Securities that have high valuation ratios and high expected profitability may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Cap Growth Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Growth Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Growth Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the U.S. Large Cap Growth Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the U.S. Large Cap Growth Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
U.S. Large Cap Growth Portfolio Institutional Class Shares Total Returns (%)

January 2013-December 2013
Highest Quarter	Lowest Quarter
10.43 (10/13-12/13)	2.64 (4/13-6/13)

Periods ending December 31, 2013 Annualized Returns (%)
Average Annual Total Returns U.S. Large Cap Growth Portfolio	One Year	Since Inception	Inception Date
Institutional Class	33.93%	32.53%	Dec. 20, 2012
Institutional Class Return After Taxes on Distributions	33.40%	32.02%	Dec. 20, 2012
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	19.35%	24.64%	Dec. 20, 2012
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes on sales)	33.48%	31.09%